RESQ Absolute Income Fund

Class C Shares RQICX

RESQ Absolute Equity Fund

Class C Shares RQECX

(both a series of Northern Lights Fund Trust III)

Supplement dated November 24, 2014 to the Prospectus dated September 3, 2014

RESQ Absolute Income Fund

Effective as of the date of this Supplement, the RESQ Absolute Income Fund is changing its name to the RESQ Strategic Income Fund.

Effective 60 days from this Supplement, the RESQ Strategic Income Fund is changing its investment objectives and all references to its investment objectives in the Prospectus are replaced with the following:

Investment Objectives:  The RESQ Strategic Income Fund (the “Fund”) seeks income with an emphasis on total return and capital preservation as a secondary objective.

Effective as of the date of this Supplement, the fee table in the section entitled “Fees and Expenses of the Fund” in the Prospectus has been replaced with the following:

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum Sales Charge (Load) Imposed on purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.77%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (1)	0.51%
Acquired Fund Fees and Expenses(1) (2)	0.50%
Total Annual Fund Operating Expenses	3.78%
Fee Waiver (3)	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver	3.45%

(1)

Based on estimated amounts for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

(3)

The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.95% of average daily net assets attributable to Class C shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved, within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the Fund's adviser.

RESQ Absolute Equity Fund

Effective as of the date of this Supplement, the RESQ Absolute Equity Fund is changing its name to the RESQ Dynamic Allocation Fund.

Effective 60 days from this Supplement, the RESQ Dynamic Allocation Fund is removing its 80% investment policy described in the Prospectus, and the first paragraph of the sections entitled “Fund Summary – Principal Investment Strategies” and “Additional Information About Principal Investment Strategies and Related Risks – Principal Investment Strategies” are replaced with the following:

The Fund seeks to achieve its investment objective by investing, either directly or indirectly through mutual funds and exchange traded funds ("ETFs") (collectively, “Underlying Funds”), in foreign (including emerging markets) and domestic equity securities, fixed income securities and commodities.  The equity securities in which the Fund invests may be of any market capitalization and includes common stocks, preferred stocks, rights, warrants, depositary receipts and real estate investment trusts (“REITs”). The fixed income securities in which the Fund invest may be of any maturity or credit quality (including “junk bonds”) and includes sovereign debt, corporate debt, inflation protected securities, convertible securities, mortgage-backed securities and other asset-backed securities.  The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund seeks a positive return through all market cycles and moves to cash positions when the market declines and back into securities when the markets rally. The Fund may be concentrated in certain sectors from time to time. The Fund's advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

Effective 60 days from this Supplement, the RESQ Dynamic Allocation Fund is also adding the following risks to the principal risks of the Fund in “Fund Summary – Principal Investment Risks”:

•

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

•

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

and in “Additional Information About Principal Investment Strategies and Related Risks – Principal Investment Risks”:

•

Emerging Market Risk: The Fund may invest in countries with newly organized or less developed securities markets.  There are typically greater risks involved in investing in emerging markets securities.  Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable.  Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default.  Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries.  The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.  Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all.  An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

•

Foreign Investment Risk: To the extent the Underlying Funds invest in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  As a result, the Fund may be exposed to greater risk and will be more dependent on the adviser's ability to assess such risk than if the Fund invested solely in more developed countries.

Effective as of the date of this Supplement, the fee table in the section entitled “Fees and Expenses of the Fund” in the Prospectus has been replaced with the following:

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class C
Maximum Sales Charge (Load) Imposed on purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.77%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (1)	0.51%
Acquired Fund Fees and Expenses(1) (2)	0.10%
Total Annual Fund Operating Expenses	3.38%
Fee Waiver (3)	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver	3.05%

(1)

Based on estimated amounts for the current fiscal year.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

(3)

The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.95% of average daily net assets attributable to Class C shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved, within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the Fund's adviser.

Effective as of the date of this Supplement, the section entitled “How to Purchase Shares – Class C Shares” in the Prospectus is replaced with the following:

HOW TO PURCHASE SHARES

Class C Shares

Class C shares of the Fund are sold at NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the Fund.  Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services.  Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder's investment and may cost more than other types of sales charges.

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This Supplement, and the Prospectus and Statement of Additional Information, both dated September 3, 2014, each provide information that you should know before investing in each Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling Shareholder Services toll-free at 1-877-940-2526.

Please retain this Supplement for future reference.